Investments (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	940	1,028
Available-for-sale Securities, Gross Unrealized Losses	$ 292,486	$ 319,131
Percentage Of Total Gross Unrealized Losses	100.00%	100.00%
Less Than 20 Percent [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	833	908
Available-for-sale Securities, Gross Unrealized Losses	131,155	146,404
Percentage Of Total Gross Unrealized Losses	44.80%	45.90%
More Than Or Equal To 20 Percent For Less Than Six Months [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	44	14
Available-for-sale Securities, Gross Unrealized Losses	51,503	18,114
Percentage Of Total Gross Unrealized Losses	17.60%	5.70%
More Than Or Equal To 20 Percent For Six Months Or Greater [Member]
Gross unrealized losses with number of securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	63	106
Available-for-sale Securities, Gross Unrealized Losses	$ 109,828	$ 154,613
Percentage Of Total Gross Unrealized Losses	37.60%	48.40%